Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2022
Backlog [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	100.00%
Bottom of range [member] | Technology [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	20.00%
Bottom of range [member] | Customer relationships [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	11.00%
Top of range [member] | Technology [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	25.00%
Top of range [member] | Customer relationships [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	25.00%